Summary of Significant Accounting Policies - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about leases asset in right of use assets [line items]
Expense relating to short-term leases for which recognition exemption has been used	$ 2,222	$ 3,216
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 4,748	$ 5,580
Bottom of range [member]
Disclosure of detailed information about leases asset in right of use assets [line items]
Rental Contracts Period	1 year
Extention Option Rental Contracts Period	3 months
Top of range [member]
Disclosure of detailed information about leases asset in right of use assets [line items]
Rental Contracts Period	3 years
Extention Option Rental Contracts Period	1 year
Lease Classification Threshold Amount	$ 12,000